3. Loans, Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Credit risk profile
Total Loans	$ 689,091	$ 651,891	$ 620,960	$ 619,974
Excellent Quality
Credit risk profile
Total Loans	16,980	17,255
High Quality
Credit risk profile
Total Loans	168,117	145,403
Good Quality
Credit risk profile
Total Loans	365,802	327,893
Management Attention
Credit risk profile
Total Loans	98,254	109,640
Watch
Credit risk profile
Total Loans	22,520	30,096
Substandard
Credit risk profile
Total Loans	17,418	21,600
Doubtful
Credit risk profile
Total Loans	0	0
Loss
Credit risk profile
Total Loans	0	4
Construction and land development
Credit risk profile
Total Loans	65,791	57,617
Single-family residential
Credit risk profile
Total Loans	220,690	206,417
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	43,733	47,015
Commercial
Credit risk profile
Total Loans	228,526	228,558
Multifamily and Farmland
Credit risk profile
Total Loans	18,080	12,400
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	91,010	76,262
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	3	7
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	10,027	10,060
All other loans (not secured by real estate)
Credit risk profile
Total Loans	11,231	13,555
Construction and land development
Credit risk profile
Total Loans	65,791	57,617	63,742
Construction and land development | Excellent Quality
Credit risk profile
Total Loans	0	0
Construction and land development | High Quality
Credit risk profile
Total Loans	10,144	6,741
Construction and land development | Good Quality
Credit risk profile
Total Loans	35,535	24,641
Construction and land development | Management Attention
Credit risk profile
Total Loans	12,544	13,013
Construction and land development | Watch
Credit risk profile
Total Loans	7,265	9,294
Construction and land development | Substandard
Credit risk profile
Total Loans	303	3,928
Construction and land development | Doubtful
Credit risk profile
Total Loans	0	0
Construction and land development | Loss
Credit risk profile
Total Loans	0	0
Single-family residential
Credit risk profile
Total Loans	220,690	206,417	195,975
Single-family residential | Excellent Quality
Credit risk profile
Total Loans	15,189	15,099
Single-family residential | High Quality
Credit risk profile
Total Loans	86,061	74,367
Single-family residential | Good Quality
Credit risk profile
Total Loans	78,843	74,453
Single-family residential | Management Attention
Credit risk profile
Total Loans	30,259	30,954
Single-family residential | Watch
Credit risk profile
Total Loans	4,322	5,749
Single-family residential | Substandard
Credit risk profile
Total Loans	6,016	5,795
Single-family residential | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential | Loss
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	43,733	47,015	49,463
Single-family residential - Banco de la Gente stated income | Excellent Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | High Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Good Quality
Credit risk profile
Total Loans	19,223	21,022
Single-family residential - Banco de la Gente stated income | Management Attention
Credit risk profile
Total Loans	15,029	12,721
Single-family residential - Banco de la Gente stated income | Watch
Credit risk profile
Total Loans	3,308	5,799
Single-family residential - Banco de la Gente stated income | Substandard
Credit risk profile
Total Loans	6,173	7,473
Single-family residential - Banco de la Gente stated income | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Loss
Credit risk profile
Total Loans	0	0
Commercial
Credit risk profile
Total Loans	228,526	228,558	209,287
Commercial | Excellent Quality
Credit risk profile
Total Loans	0	0
Commercial | High Quality
Credit risk profile
Total Loans	38,647	39,888
Commercial | Good Quality
Credit risk profile
Total Loans	148,805	142,141
Commercial | Management Attention
Credit risk profile
Total Loans	31,824	36,433
Commercial | Watch
Credit risk profile
Total Loans	4,561	6,153
Commercial | Substandard
Credit risk profile
Total Loans	4,689	3,943
Commercial | Doubtful
Credit risk profile
Total Loans	0	0
Commercial | Loss
Credit risk profile
Total Loans	0	0
Multifamily and Farmland
Credit risk profile
Total Loans	18,080	12,400	11,801
Multifamily and Farmland | Excellent Quality
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | High Quality
Credit risk profile
Total Loans	2,998	241
Multifamily and Farmland | Good Quality
Credit risk profile
Total Loans	12,058	8,376
Multifamily and Farmland | Management Attention
Credit risk profile
Total Loans	335	1,001
Multifamily and Farmland | Watch
Credit risk profile
Total Loans	2,689	2,672
Multifamily and Farmland | Substandard
Credit risk profile
Total Loans	0	110
Multifamily and Farmland | Doubtful
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | Loss
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	91,010	76,262	68,047
Commercial loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	700	924
Commercial loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	24,955	18,730
Commercial loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	58,936	44,649
Commercial loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	5,905	11,312
Commercial loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	332	383
Commercial loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	182	264
Commercial loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	3	7	$ 19
Farm loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	3	7
Farm loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	10,027	10,060
Consumer loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	1,091	1,232
Consumer loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	3,647	3,576
Consumer loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	4,571	4,549
Consumer loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	620	566
Consumer loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	43	46
Consumer loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	55	87
Consumer loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	4
All other loans (not secured by real estate)
Credit risk profile
Total Loans	11,231	13,555
All other loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	1,665	1,860
All other loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	7,828	8,055
All other loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	1,738	3,640
All other loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	$ 0	$ 0